BUSINESS COMBINATIONS - Key Assumptions (Details) - DeliveryCircle, LLC	Aug. 05, 2024
Tradename | Tax rate
BUSINESS COMBINATIONS
Acquired intangible asset measurement	0.28
Tradename | Discount Rate
BUSINESS COMBINATIONS
Acquired intangible asset measurement	0.14
Tradename | Royalty rate
BUSINESS COMBINATIONS
Acquired intangible asset measurement	0.003
Developed technologies | Revenue migration
BUSINESS COMBINATIONS
Acquired intangible asset measurement	0.20
Customer relationships | Discount Rate
BUSINESS COMBINATIONS
Acquired intangible asset measurement	0.14
Customer relationships | Attrition rate
BUSINESS COMBINATIONS
Acquired intangible asset measurement	0.10